UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22312

ACAP Strategic Fund

(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 9th Floor
New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:   212-716-6840

Date of fiscal year end:   September 30

Date of reporting period:   June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited)

		June 30, 2015
Shares		Fair Value
	Investments in Securities – 112.87%
	Common Stocks – 112.87%
	Canada – 0.16%
	E-Services / Consulting – 0.16%
78,940	Shopify Inc, Class A *	$2,680,013
	Total Canada (cost $1,999,697)	$2,680,013

	China – 6.26%
	E-Commerce / Products – 1.97%
94,800	JD.com Inc ADR *	3,232,680
1,303,750	Vipshop Holdings Ltd ADR * (a)	29,008,438
		32,241,118
	Web Portals / ISP – 4.29%
352,200	Baidu Inc ADR * (a)	70,115,976
	Total China (cost $76,741,938)	$102,357,094

	France – 0.07%
	Entertainment Software – 0.07%
63,204	UBISOFT Entertainment *	1,125,342
	Total France (cost $1,165,276)	$1,125,342

	Germany – 0.29%
	Electronic Components - Semiconductors – 0.29%
392,046	Infineon Technologies AG	4,861,780
	Total Germany (cost $4,872,178)	$4,861,780

	Hong Kong – 4.01%
	Alternative Waste Technology – 2.97%
27,130,000	China Everbright International Ltd	48,642,963

	Sector Fund - China – 1.04%
9,196,100	iShares FTSE A50 China Index ETF	16,962,706
	Total Hong Kong (cost $35,588,613)	$65,605,669

	Israel – 0.61%
	Applications Software – 0.19%
38,700	Check Point Software Technologies Ltd *	3,078,585

	Electronic Components - Semiconductors – 0.42%
442,326	Tower Semiconductor Ltd *	6,829,513
	Total Israel (cost $10,211,477)	$9,908,098

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		June 30, 2015
Shares		Fair Value
	Common Stocks (continued)
	Japan – 17.43%
	Audio / Video Products – 7.62%
264,115	Alpine Electronics Inc	$5,093,870
2,398,600	Panasonic Corp	32,960,780
3,060,500	Sony Corp	86,576,396
		124,631,046
	Chemicals - Diversified – 0.85%
773,700	Hitachi Chemical Co Ltd	13,960,933
	E-Commerce / Products – 1.99%
2,014,369	Rakuten Inc	32,553,546
	Electric Products - Miscellaneous – 1.47%
380,500	Mabuchi Motor Co Ltd	24,067,912
	Electronic Components - Miscellaneous – 1.94%
1,028,700	Alps Electric Co Ltd	31,735,729
	Entertainment Software – 1.25%
313,200	Capcom Co Ltd	6,068,706
648,976	Square Enix Holdings Co Ltd	14,367,474
		20,436,180
	Finance - Other Services – 0.95%
478,269	Japan Exchange Group Inc	15,536,463
	Metal Products - Distribution – 1.36%
1,562,973	MISUMI Group Inc	22,199,543
	Total Japan (cost $227,963,729)	$285,121,352

	United States – 84.04%
	Apparel Manufacturers – 2.45%
377,760	Carter’s Inc (a)	40,155,888
	Commercial Services - Finance – 4.97%
169,600	FleetCor Technologies Inc *	26,467,776
585,660	MasterCard Inc, Class A (a)	54,747,497
		81,215,273
	Computer Aided Design – 0.99%
354,360	Aspen Technology Inc * (a)	16,141,098
	Computers – 1.90%
247,320	Apple Inc (a)	31,020,111
	Consulting Services – 1.60%
358,740	Verisk Analytics Inc * (a)	26,101,922
	Data Processing / Management – 0.92%
181,740	Fiserv Inc *	15,053,524
	E-Commerce / Products – 1.05%
284,400	eBay Inc *	17,132,256
	E-Commerce / Services – 1.85%
346,880	TripAdvisor Inc * (a)	30,227,123

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		June 30, 2015
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Electronic Components - Semiconductors – 3.78%
802,860	Freescale Semiconductor Ltd *	$32,090,314
202,300	Qorvo Inc *	16,238,621
304,280	Xilinx Inc (a)	13,437,005
		61,765,940
	Electronic Design Automation – 5.00%
1,723,569	Cadence Design Systems Inc *	33,885,367
944,520	Synopsys Inc * (a)	47,839,938
		81,725,305
	Entertainment Software – 1.66%
544,980	Activision Blizzard Inc	13,193,966
508,810	Take-Two Interactive Software Inc *	14,027,892
		27,221,858
	Finance - Credit Card – 3.53%
860,800	Visa Inc, Class A (a)	57,802,720
	Finance - Investment Banker / Broker – 0.41%
282,284	Virtu Financial Inc, Class A *	6,628,028
	Finance - Other Services – 3.73%
273,120	Intercontinental Exchange Group Inc	61,072,363
	Internet Content - Entertainment – 2.12%
403,710	Facebook Inc, Class A *	34,624,188
	Investment Management / Advisory Services – 1.93%
144,230	Affiliated Managers Group Inc * (a)	31,528,678
	Medical - Biomedical / Genetics – 6.61%
194,340	Alexion Pharmaceuticals Inc * (a)	35,130,842
95,960	BioMarin Pharmaceuticals Inc * (a)	13,125,409
519,300	Celgene Corp *	60,101,186
		108,357,437
	Medical - Drugs – 3.10%
87,260	Mallinckrodt PLC *	10,272,247
181,900	Valeant Pharmaceuticals International Inc *	40,409,085
		50,681,332
	Medical - Generic Drugs – 4.34%
234,170	Allergan PLC *	71,061,228
	Medical - Outpatient / Home Medical – 2.20%
935,674	Premier Inc, Class A * (a)	35,986,022
	Medical - Wholesale Drug Distribution – 2.04%
313,210	AmerisourceBergen Corp (a)	33,306,751
	Multimedia – 1.31%
665,840	Twenty-First Century Fox Inc, Class B (a)	21,453,365

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		June 30, 2015
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Retail - Discount – 10.54%
311,070	Costco Wholesale Corp (a)	$42,013,114
600,190	Dollar General Corp	46,658,771
1,060,530	Dollar Tree Inc * (a)	83,771,265
		172,443,150
	Retail - Drug Store – 4.25%
823,290	Walgreens Boots Alliance Inc (a)	69,518,608
	Retail - Mail Order – 0.95%
189,700	Williams-Sonoma Inc	15,606,619
	Retail - Major Department Stores – 2.27%
497,360	Nordstrom Inc (a)	37,053,320
	Semiconductor Components - Integrated Circuits – 2.04%
272,100	Analog Devices Inc	17,464,739
1,619,500	Atmel Corp	15,960,173
		33,424,912
	Semiconductor Equipment – 3.93%
915,900	Applied Materials Inc	17,603,598
382,740	Lam Research Corp (a)	31,135,899
807,270	Teradyne Inc (a)	15,572,238
		64,311,735
	Television – 2.41%
710,600	CBS Corp, Class B (a)	39,438,300
	Web Hosting / Design – 0.16%
92,860	GoDaddy Inc, Class A *	2,617,723
	Total United States (cost $1,093,091,849)	$1,374,676,777

	Total Common Stock (cost $1,451,634,757)	$1,846,336,125

	Total Investments in Securities (cost $1,451,634,757)†	$1,846,336,125

	Other Liabilities in Excess of Assets - (12.87%) **	$(210,597,924)

	Net Assets - 100.00%	$1,635,738,201

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes $103,700,252 invested in a BNY Mellon Money Market Account, which is 6.34% of net assets.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
†	Aggregate cost for federal income tax purposes is $1,423,299,394. The aggregate gross unrealized gain/(loss) for federal income tax purposes for all portfolio investments is as follows:
	Excess of value of cost	$274,140,131
	Excess of cost of value	(51,013,025)
$223,127,106

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

June 30, 2015
Percentage of
Investments in Securities - By Industry	Net Assets (%)
Alternative Waste Technology	2.97
Apparel Manufacturers	2.45
Applications Software	0.19
Audio / Video Products	7.62
Chemicals - Diversified	0.85
Commercial Services - Finance	4.97
Computer Aided Design	0.99
Computers	1.90
Consulting Services	1.60
Data Processing / Management	0.92
E-Commerce / Products	5.01
E-Commerce / Services	1.85
E-Services / Consulting	0.16
Electric Products - Miscellaneous	1.47
Electronic Components - Miscellaneous	1.94
Electronic Components - Semiconductors	4.49
Electronic Design Automation	5.00
Entertainment Software	2.98
Finance - Credit Card	3.53
Finance - Investment Banker / Broker	0.41
Finance - Other Services	4.68
Internet Content - Entertainment	2.12
Investment Management / Advisory Services	1.93
Medical - Biomedical / Genetics	6.61
Medical - Drugs	3.10
Medical - Generic Drugs	4.34
Medical - Outpatient / Home Medical	2.20
Medical - Wholesale Drug Distribution	2.04
Metal Products - Distribution	1.36
Multimedia	1.31
Retail - Discount	10.54
Retail - Drug Store	4.25
Retail - Mail Order	0.95
Retail - Major Department Stores	2.27
Sector Fund - China	1.04
Semiconductor Components - Integrated Circuits	2.04
Semiconductor Equipment	3.93
Television	2.41
Web Hosting / Design	0.16
Web Portals / ISP	4.29
Total Investments in Securities	112.87%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		June 30, 2015 Fair Value
	Securities Sold, Not Yet Purchased – 25.42%
	Common Stock – 25.42%
	China – 2.48%
	Computers – 0.68%
8,008,000	Lenovo Group Ltd	$11,093,888
	E-Commerce / Products – 0.88%
173,800	Alibaba Group Holding Ltd ADR	14,298,526
	Electronic Components - Miscellaneous – 0.49%
1,430,777	AAC Technologies Holdings Inc	8,083,538
	Metal - Aluminum – 0.04%
49,900	Aluminum Corp of China Ltd ADR	621,255
	Metal Processors & Fabrication – 0.14%
4,484,000	China Zhongwang Holdings Ltd	2,301,994
	Real Estate Operations / Development – 0.25%
3,365,600	Guangzhou R&F Properties Co Ltd, Class H	4,128,558
	Total China (proceeds $40,542,550)	$40,527,759

	France – 0.36%
	Retail - Major Department Store - 0.36%
33,187	Kering	5,921,859
	Total France (proceeds $6,032,211)	$5,921,859

	Hong Kong – 0.77%
	Distribution / Wholesale – 0.39%
7,952,000	Li & Fung Ltd	6,308,221
	Electric - Integrated – 0.38%
733,000	CLP Holdings Ltd	6,230,814
	Total Hong Kong (proceeds $17,553,938)	$12,539,035

	India – 0.59%
	Computer Services – 0.59%
606,000	Infosys Ltd ADR	9,605,100
	Total India (proceeds $10,053,142)	$9,605,100

	Japan – 4.32%
	Building Products - Doors and Windows – 0.53%
1,436,000	Asahi Glass Co Ltd	8,625,506
	Chemicals - Diversified – 0.45%
602,385	Kuraray Co Ltd	7,369,512
	Diversified Manufacturing Operations – 0.42%
1,985,000	Toshiba Corp	6,829,445
	Electric Products - Miscellaneous – 0.24%
271,500	Brother Industries Ltd	3,847,350
	Machinery - Construction & Mining – 0.93%
758,764	Komatsu Ltd	15,235,428
	Office Automation & Equipment – 1.75%
885,000	Canon Inc	28,803,273
	Total Japan (proceeds $74,501,077)	$70,710,514

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2015 Fair Value
	Common Stocks (continued)
	Macau – 0.44%
	Casino Hotels – 0.44%
2,131,700	Sands China Ltd	$7,176,654
	Total Macau (proceeds $8,245,485)	$7,176,654

	Netherlands – 0.20%
	Semiconductor Equipment – 0.20%
31,600	ASML Holding NV	3,290,508
	Total Netherlands (proceeds $3,308,462)	$3,290,508

	South Korea – 0.27%
	Electronic Components - Miscellaneous – 0.27%
374,200	LG Display Co Ltd ADR	4,336,978
	Total South Korea (proceeds $5,886,927)	$4,336,978

	Switzerland – 0.44%
	Computers - Peripheral Equipment – 0.44%
495,900	Logitech International SA	7,269,894
	Total Switzerland (proceeds $7,351,629)	$7,269,894

	Taiwan – 0.95%
	Electronic Components - Miscellaneous – 0.24%
896,100	AU Optronics Corp ADR	3,996,606
	Semiconductor Components - Integrated Circuits – 0.71%
564,300	Siliconware Precision Industries Co ADR	4,204,035
158,000	Taiwan Semiconductor Manufacturing Co Ltd ADR	3,588,180
1,830,500	United Microelectronics Corp ADR	3,752,525
		11,544,740
	Total Taiwan (proceeds $14,848,413)	$15,541,346

	United States – 14.60%
	Beverages - Non-alcoholic – 0.87%
362,610	Coca-Cola Co	14,225,190
	Casino Hotels – 1.22%
379,200	Las Vegas Sands Corp	19,934,544
	Commercial Services - Finance – 0.58%
468,800	Western Union Co	9,530,704
	Computer Services – 0.55%
242,790	Teradata Corp	8,983,230
	Computers - Memory Devices – 1.19%
411,400	Seagate Technology PLC	19,541,500
	Cosmetics & Toiletries – 0.45%
94,800	Proctor & Gamble Co	7,417,152

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2015 Fair Value
	Common Stocks (continued)
	United States (continued)
	Electric - Integrated – 2.78%
261,130	Consolidated Edison Inc	$15,114,204
63,200	Duke Energy Corp	4,463,184
213,170	Edison International	11,847,989
158,000	Public Service Enterprise Group Inc	6,206,240
188,900	Southern Co	7,914,910
		45,546,527
	Electronic Components - Miscellaneous – 0.57%
468,290	Corning Inc	9,239,362
	Electronic Components - Semiconductors – 1.06%
420,600	Intel Corp	12,792,549
95,280	Microchip Technology Inc	4,518,654
		17,311,203
	Life / Health Insurance – 0.13%
47,400	Primerica Inc	2,165,706
	Machinery - Construction & Mining – 0.49%
94,900	Caterpillar Inc	8,049,418
	REITS - Apartments – 0.64%
140,410	Camden Property Trust	10,429,655
	REITS - Diversified – 0.81%
199,200	Outfront Media Inc	5,027,808
86,330	Vornado Realty Trust	8,195,307
		13,223,115
	REITS - Office Property – 0.71%
78,370	Boston Properties Inc	9,485,905
79,000	Douglas Emmett Inc	2,128,260
		11,614,165
	Resorts / Theme Parks – 0.21%
189,100	SeaWorld Entertainment Inc	3,487,004
	Retail - Apparel / Shoes – 0.39%
138,258	Buckle Inc	6,328,069
	Retail - Bedding – 0.65%
154,270	Bed Bath & Beyond Inc	10,641,545
	Security Services – 0.26%
126,400	ADT Corp	4,243,248
	Toys – 0.32%
201,730	Mattel Inc	5,182,444
	Transport - Services – 0.72%
188,180	C.H. Robinson Worldwide Inc	11,740,550
	Total United States (proceeds $255,321,330)	$238,834,331

	Total Common Stock (proceeds $443,645,164)	$415,753,978

	Total Securities Sold, Not Yet Purchased (proceeds $443,645,164)	$415,753,978

ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	June 30, 2015 Percentage of Net Assets (%)
Beverages - Non-alcoholic	0.87
Building Products - Doors and Windows	0.53
Casino Hotels	1.66
Chemicals - Diversified	0.45
Commercial Services - Finance	0.58
Computer Services	1.14
Computers	0.68
Computers - Memory Devices	1.19
Computers - Peripheral Equipment	0.44
Cosmetics & Toiletries	0.45
Distribution / Wholesale	0.39
Diversified Manufacturing Operations	0.42
E-Commerce / Products	0.88
Electric - Integrated	3.16
Electric Products - Miscellaneous	0.24
Electronic Components - Miscellaneous	1.57
Electronic Components - Semiconductors	1.06
Life / Health Insurance	0.13
Machinery - Construction & Mining	1.42
Metal - Aluminum	0.04
Metal Processors & Fabrication	0.14
Office Automation & Equipment	1.75
Real Estate Operations / Development	0.25
REITS - Apartments	0.64
REITS - Diversified	0.81
REITS - Office Property	0.71
Resorts / Theme Parks	0.21
Retail - Apparel / Shoes	0.39
Retail - Bedding	0.65
Retail - Major Department Store	0.36
Security Services	0.26
Semiconductor Components - Integrated Circuits	0.71
Semiconductor Equipment	0.20
Toys	0.32
Transport / Services	0.72
Total Securities Sold, Not Yet Purchased	25.42%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited)

			June 30, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Swap Contracts - 1.22%
	Total Return Swap Contracts - 1.22%
	Audio / Video Products - 0.30%
$(9,256,411)	3/3/2016	Sharp Corp	$4,864,892

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sharp Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 7.00%.

	Computers - 0.07%
(9,959,819)	3/3/2016	Asustek Computer Inc	976,150

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Asustek Computer Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.00%.

(5,495,692)	3/3/2016	Quanta Computer Inc	175,231

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Quanta Computer Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.96%.
			1,151,381

	Computers - Peripheral Equipment - (0.07%)
(11,957,177)	3/3/2016	Innolux Display Corp	(1,110,175)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.50%.

	Electric Products - Miscellaneous - 0.02%
(8,742,766)	3/3/2016	LG Innotek Co Ltd	406,560

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of LG Innotek Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 2.22%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electronic Components - Miscellaneous - 0.02%
$(10,349,271)	3/3/2016	AU Optronics Corp	$517,307

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.88%.

(18,251,866)	3/3/2016	Hon Hai Precision Industry Co Ltd	(243,182)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Hon Hai Precision Industry Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

(870,403)	3/3/2016	NEC Corp	(21,545)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of NEC Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.
			252,580

	Electronic Components - Semiconductors - 0.47%
(16,484,660)	3/4/2019	Inotera Memories Inc	6,803,819

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Inotera Memories Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.89%.

72,149,238	3/3/2016	Samsung Electronics Co Ltd	(364,415)

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electronic Components - Semiconductors (continued)
$(13,225,487)	3/3/2016	SK Hynix Inc	$1,251,291

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of SK Hynix Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.
			7,690,695
	Food - Retail - 0.10%
(5,930,747)	3/3/2016	Distribuidora Internacional de Alimentacion SA	(474,809)

		Agreement with Morgan Stanley, dated 01/01/2012 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

429,539	12/10/2018	Ocado Group PLC	13,676

		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Ocado Group PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

(8,730,577)	12/10/2018	Sainsbury PLC	(1,259,899)

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Sainsbury PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%.

(9,705,712)	12/10/2018	Tesco PLC	(882,612)

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

(12,739,355)	12/23/2019	Wesfarmers Ltd	1,100,744

		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Food - Retail (continued)
$(7,406,355)	12/10/2018	WM Morrison Supermarkets PLC	$(387,207)

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.43%.

(37,385,733)	12/23/2019	Woolworths Ltd	3,585,032

		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Woolworths Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.
			1,694,925

	Hotels & Motels - 0.29%
40,913,017	12/10/2018	Whitbread PLC	4,712,080

		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Whitbread PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Machinery - Construction & Mining - 0.01%
(6,092,527)	3/4/2019	Hitachi Construction Machinery Co Ltd	142,408

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Hitachi Construction Machinery Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

	Metal Processors & Fabrication - (0.13%)
(3,851,400)	3/3/2016	Catcher Technology Co Ltd	(2,110,156)
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Catcher Technology Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 3.63%.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Office Automation & Equipment - 0.06%
$(11,821,324)	3/4/2019	Seiko Epson Corp	$983,781

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Seiko Epson Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

	Retail - Discount - 0.09%
4,950,474	12/10/2018	B&M European Value Retail SA	1,256,023

		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

7,592,978	12/10/2018	Poundland Group PLC	296,052

		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Poundland Group PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

			1,552,075
	Retail - Jewelry - 0.04%
(15,677,470)	12/10/2018	Swatch Group AG	723,576

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Swatch Group AG in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

	Satellite Telecommunications - 0.01%
2,375,496	2/25/2019	Cellnex Telecom SAU	146,536

		Agreement with Morgan Stanley, dated 02/25/2014 to receive the total return of the shares of Cellnex Telecom SAU in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Semiconductor Components - Integrated Circuits - (0.15%)
$(10,518,106)	3/3/2016	Novatek Microelectronics Corp	$1,013,710

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Novatek Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.25%.

(3,650,111)	3/3/2016	Powertech Technology Inc	(1,322,591)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Powertech Technology Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 2.38%.

26,580,204	3/3/2016	QUALCOMM Inc	(3,103,135)

		Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%.

(4,641,077)	3/3/2016	Realtek Semiconductor Corp	901,956

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Realtek Semiconductor Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 2.00%.

(4,070,753)	3/3/2016	Siliconware Precision Industries Co	(205,559)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Siliconware Precision Industries Co in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

(1,808,970)	3/3/2016	United Microelectronics Corp	102,312

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.
			(2,613,307)

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2015
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Television - 0.09%
$6,099,349	3/3/2016	Nippon Television Holdings Inc	$1,407,368

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Nippon Television Holdings Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.60%.

	Web Portals / ISP - 0.00%
16,985,871	3/3/2016	Google Inc, Class A	52,957

		Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of Google Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total Swap Contracts		$19,948,176

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

June 30, 2015
Percentage of
Swap Contracts - By Industry	Net Assets (%)
Audio / Video Products	0.30
Computers	0.07
Computers - Peripheral Equipment	(0.07)
Electric Products - Miscellaneous	0.02
Electronic Components - Miscellaneous	0.02
Electronic Components - Semiconductors	0.47
Food - Retail	0.10
Hotels & Motels	0.29
Machinery - Construction & Mining	0.01
Metal Processors & Fabrication	(0.13)
Office Automation & Equipment	0.06
Retail - Discount	0.09
Retail - Jewelry	0.04
Satellite Telecommunications	0.01
Semiconductor Components - Integrated Circuits	(0.15)
Television	0.09
Web Portals / ISP	0.00
Total Swap Contracts	1.22%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2015 (Unaudited)

1.	Fair Value Measurement

The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund’s investments at fair value.

				Balance
	Level 1	Level 2	Level 3	June 30, 2015
Assets
Common Stock	$1,846,336,125	$—	$—	$1,846,336,125
Total Return Swaps	—	19,948,176	—	19,948,176
Total Assets	$1,846,336,125	$19,948,176	$—	$1,866,284,301

Liabilities
Common Stock	$415,753,978	$—	$—	$415,753,978
Total Liabilities	$415,753,978	$—	$—	$415,753,978

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2015 (Unaudited)(continued)

2.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

	a.	Total Return Swaps

SilverBay Capital Management LLC (the“Advisor”) may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swaps are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security).

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.

	b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2015 (Unaudited)(continued)

2.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

	b.	Call and Put Options on Individual Securities (continued)

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities.

There was no activity of the above-mentioned investments in the Fund during the nine months ended June 30, 2015.

	c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

3.	Federal Income Tax Information

At September 30, 2014, the aggregate cost and proceeds for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $1,423,299,394, and $434,871,590, respectively. For Federal income tax purposes, at September 30, 2014, accumulated net unrealized gain on portfolio investments was $223,127,106, consisting of $274,140,131 gross unrealized gain and $51,013,025 gross unrealized loss. The accumulated net unrealized gain on securities sold, not yet purchased, was $4,120,737, consisting of $30,085,359 gross unrealized gain and $25,964,622 gross unrealized loss. The difference between book basis and tax basis unrealized gain on portfolio investments and unrealized gain on securities sold, not yet purchased is attributable primarily to cumulative loss deferrals on wash sales and investments in partnerships and loss deferrals on unsettled short positions, respectively.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/	Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	8/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	8/27/2015

By (Signature and Title)*	/s/	George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	8/27/2015

*	Print the name and title of each signing officer under his or her signature.